TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                      WITH REPORT OF INDEPENDENT AUDITORS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                    CONTENTS

Report of Independent Auditors.............................................    1

Statement of Assets, Liabilities and Partners' Capital.....................    2

Statement of Operations....................................................    3

Statement of Changes in Partners' Capital - Net Assets.....................    4

Notes to Financial Statements..............................................    5

Schedule of Portfolio Investments..........................................   13

                         Report of Independent Auditors

To the Partners of
   Troon Partners, L.P.

We have audited the accompanying statement of assets, liabilities and partners' capital of Troon Partners, L.P. (the "Partnership"), including the schedule of portfolio investments, as of December 31, 1999, and the related statement of operations for the year then ended, and the statement of changes in partners' capital--net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Troon Partners, L.P. at December 31, 1999, the results of its operations for the year then ended, and the changes in its partners' capital--net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

February 11, 2000

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999

ASSETS

Investments in securities, at market (cost - $295,744)             $    640,726
Dividends receivable                                                        311
Organizational costs (net of accumulated amortization of $136)              100
Other assets                                                                 17
                                                                   ------------
                 TOTAL ASSETS                                           641,154
                                                                   ------------
LIABILITIES

Withdrawals payable                                                      54,027
Loan payable                                                             18,290
Due to broker                                                             3,616
Management fee payable                                                      370
Loan interest payable                                                        80
Accrued expenses                                                            288
                                                                   ------------
                 TOTAL LIABILITIES                                       76,671
                                                                   ------------
                    NET ASSETS                                     $    564,483
                                                                   ============
PARTNERS' CAPITAL

Represented by:
Capital contributions - (net of syndication costs of $50)          $    240,409
Capital withdrawals                                                     (75,572)
Accumulated net investment loss                                          (3,257)
Accumulated net realized gain on investments                             57,921
Accumulated net unrealized appreciation on investments                  344,982
                                                                   ------------
                 PARTNERS' CAPITAL - NET ASSETS                    $    564,483
                                                                   ============

The accompanying notes are an integral part of these financial statements.
                                       -2-

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                 YEAR ENDED
                                                              DECEMBER 31, 1999

INVESTMENT INCOME

     Interest                                                       $        68
     Dividends                                                            1,674
                                                                    -----------
                                                                          1,742
                                                                    -----------
EXPENSES
     OPERATING EXPENSES:
        Management fee                                                    3,094
        Administration fees                                                 362
        Professional fees                                                   243
        Custodian fees                                                      130
        Amortization of organizational costs                                 47
        Individual General Partners' fees and expenses                       27
        Insurance expense                                                    22
        Miscellaneous                                                        21
                                                                    -----------
           TOTAL OPERATING EXPENSES                                       3,946
        Interest expense                                                    246
                                                                    -----------
           TOTAL EXPENSES                                                 4,192
                                                                    -----------
           NET INVESTMENT LOSS                                           (2,450)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

     REALIZED GAIN ON INVESTMENTS:
        Investment securities                                            54,078
        Purchased options                                                 3,917
                                                                    -----------
           NET REALIZED GAIN ON INVESTMENTS                              57,995

     NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS               263,875
                                                                    -----------
           NET REALIZED AND UNREALIZED GAIN                             321,870

           INCREASE IN PARTNERS' CAPITAL DERIVED FROM               -----------
             INVESTMENT ACTIVITIES                                  $   319,420
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
-------------------------------------------------------------------------

                                                     YEAR ENDED                        YEAR ENDED
                                                  DECEMBER 31, 1999                 DECEMBER 31, 1998


FROM INVESTMENT ACTIVITIES
     Net investment loss                             $  (2,450)                      $    (462)
     Net realized gain (loss) on investments            57,995                            (439)
     Net change in unrealized appreciation on
        investments                                    263,875                          52,928
                                                     ---------                       ---------
        INCREASE IN PARTNERS' CAPITAL DERIVED
           FROM INVESTMENT ACTIVITIES                  319,420                          52,027

PARTNERS' CAPITAL TRANSACTIONS

     Capital contributions                              98,749                          64,460
     Capital withdrawals - General Partner             (37,287)                         (5,939)
     Capital withdrawals - Limited Partners            (19,371)                        (12,975)
                                                     ---------                       ---------
        INCREASE IN PARTNERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS            42,091                          45,546

        PARTNERS' CAPITAL AT BEGINNING OF YEAR         202,972                         105,399
                                                     ---------                       ---------
        PARTNERS' CAPITAL AT END OF YEAR             $ 564,483                       $ 202,972
                                                     =========                       =========


The accompanying notes are an integral part of these financial statements.
                                       -4-

TROON PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited Partnership Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, options, bonds and other fixed-income securities of U.S. issuers.

         There are four "Individual General Partners" who serve as the governing board of the Partnership and a "Manager." The Manager is Troon Management, L.L.C., whose principal members are CIBC World Markets Corp. ("CIBC WM"), (formerly CIBC Oppenheimer Corp.) and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization, which were $236,274, are being amortized over a 60-month period beginning with the commencement of operations, February 27, 1997.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership have been made. The Partners are individually liable for their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 1999, CIBC WM earned $14,019 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the year ended December 31, 1999, incentive allocations to the Manager were $52,923,235.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         For the year ended December 31, 1999, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $26,759.

         The Chase Manhattan Bank serves as Custodian of the Partnership's assets.

         PFPC Inc. serves as Administrator and Accounting Agent to the Partnership, and in that capacity provides certain accounting, recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 1999, amounted to $372,162,262 and $271,936,946, respectively.

         At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1999, accumulated net unrealized appreciation on investments was $344,981,891 consisting of $353,982,606 gross unrealized appreciation and $9,000,715 gross unrealized depreciation.

         Due to broker primarily represents receivables and payables from unsettled security trades.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 1999, the Partnership had outstanding margin borrowings of $18,290,031. For the year ended December 31, 1999, the average daily amount of such borrowings was $3,465,152.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                  CALL OPTIONS                           PUT OPTIONS
                                      --------------------------------          ------------------------------
                                          NUMBER                                     NUMBER
                                      OF CONTRACTS           COST                 OF CONTRACTS         COST
                                      ------------      --------------            ------------    ------------
         Beginning balance                 1,486         $  1,507,457                 1,008      $    922,044
         Options purchased                30,475           40,858,852                17,005        18,623,569
         Options closed                  (27,738)         (35,289,155)              (14,173)      (16,998,330)
         Options expired                       -                    -                (3,516)       (2,319,511)
         Options split                       216                    -                     -                 -
                                    ------------         ------------           -----------      ------------
         Options outstanding at
          December 31, 1999                4,439         $  7,077,154                   324      $    227,772
                                    ============         ============           ===========      ============


         There were no transactions in written options during the year ended December 31, 1999.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

    7.   FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Partnership maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                           NET GAINS / (LOSSES)
                                                            FOR THE YEAR ENDED
                                                             DECEMBER 31, 1999
                                                           --------------------
           Equity securities                                    $314,369,145
           Equity options                                          9,104,644
           Equity index options                                   (1,603,187)
                                                                ------------
                                                                $321,870,602
                                                                ============

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                           AVERAGE MARKET VALUE
                                  MARKET VALUE AT           FOR THE YEAR ENDED
                                 DECEMBER 31, 1999           DECEMBER 31, 1999
                                 -----------------       -----------------------
     ASSETS:
       Equity options               $ 11,345,709               $   2,868,662
       Equity index options               76,950                      56,813

        Average market values presented above are based upon month-end market values during the year ended December 31, 1999.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

   8.    SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                     FEBRUARY 27, 1997
                                           YEAR ENDED                    YEAR ENDED          (COMMENCEMENT OF OPERATIONS)
                                        DECEMBER 31, 1999             DECEMBER 31, 1998         TO DECEMBER 31, 1997
                                        -----------------             -----------------      ----------------------------
Ratio of net investment loss to
   average net assets                         (0.73%)                       (0.30%)                      (0.49%)*
Ratio of operating expenses to
   average net assets                          1.17%                         1.43%                        1.73%*
Ratio of interest expense to average
   net assets                                  0.07%                         0.07%                        0.07%*
 Portfolio turnover                           79.26%                        72.00%                       58.73%
 Total return **                             120.54%                        37.34%                       37.60%
 Average debt ratio                            1.03%                         1.06%                        1.06%


         *     Annualized.

         ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENT

         On January 1, 2000, the Partnership received initial and additional capital contributions from Limited Partners of approximately $84,000,000.

 TROON PARTNERS, L.P.

 SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
 SHARES                                                             MARKET VALUE
         COMMON STOCK - 111.48%
            AIRLINES - 0.12%
 12,292        Lufthansa-Unsponsored ADR                            $   284,597
  4,885         UAL Corp. *                                             378,892
                                                                    -----------
                                                                        663,489
                                                                    -----------

            ATHLETIC FOOTWEAR - 0.84%
 95,343        Nike, Inc., Class B                                    4,725,485
                                                                    -----------

            AUDIO/VIDEO PRODUCTS - 0.43%
 34,326        Gemstar International Group Ltd. *                     2,445,728
                                                                    -----------

            AUTO - CARS/LIGHT TRUCKS - 0.35%
 26,846        General Motors Corp.                                   1,951,382
                                                                    -----------

            BROADCASTING SERVICES/PROGRAMMING - 13.71%
856,516        AT&T Corp. - Liberty Media Group, Class A*      (a)   48,661,244
384,264        Fox Entertainment Group, Inc., Class A*                9,582,776
 44,309        Grupo Televisa S.A. - Sponsored  GDR                   3,024,089
334,562        TV Guide, Inc., Class A*                              14,386,166
 46,142        XM Satellite Radio Holdings Inc., Class A*             1,759,163
                                                                    -----------
                                                                     77,413,438
                                                                    -----------

            BUILDING - RESIDENTIAL/COMMERCIAL - 0.20%
 70,519        Lennar Corp.                                           1,145,934
                                                                    -----------
            CABLE TV - 7.93%
160,234        Cablevision Systems Corp., Class A*                   12,097,667
141,419        Comcast Corp., Class A                                 6,770,435
512,491        Comcast Corp., Special Class A                        25,913,082
                                                                    -----------
                                                                     44,781,184
                                                                    -----------
            CASINO HOTELS - 1.16%
101,168        Mandalay Resort Group *                                2,036,006
360,863        Park Place Entertainment Corp.*                        4,510,787
                                                                    -----------
                                                                      6,546,793
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 1999
 SHARES                                                             MARKET VALUE

          COMMON STOCK - (CONTINUED)
           CATALOG AND MAIL ORDER HOUSES - 2.43%
248,678       USA Networks, Inc.*                                    $13,739,459
                                                                     -----------

           CELLULAR TELECOMMUNICATIONS - 1.41%
 63,989       Sprint Corp., (PCS Group) *                              6,558,873
 28,841       Vodafone Airtouch PLC-Sponsored ADR                      1,427,630
                                                                     -----------
                                                                       7,986,503
                                                                     -----------

           COMMERCIAL SERVICES - 0.16%
 33,084       Cendant Corp.*                                             878,810
                                                                     -----------

           COMPUTER DATA SECURITY - 6.27%
185,416       VeriSign, Inc.*                                         35,402,960
                                                                     -----------

           COMPUTERS - MEMORY DEVICES - 1.39%
 71,560       EMC Corp.*                                               7,817,930
                                                                     -----------

           COMPUTERS - MICRO - 0.87%
 96,796       Dell Computer Corp.*                                     4,936,596
                                                                     -----------

           COMPUTER SOFTWARE - 1.62%
 78,233       Microsoft Corp.*                                         9,133,703
                                                                     -----------

           DIVERSIFIED OPERATIONS - 1.52%
191,437       Seagram Co., Ltd.                                        8,566,806
                                                                     -----------

           ELECTRIC COMPONENTS - SEMICONDUCTORS - 0.81%
 55,406       Intel Corp.                                              4,560,634
                                                                     -----------

           ENTERPRISE SOFTWARE/SERVICE - 3.21%
161,507       Oracle Corp.*                                           18,098,958
                                                                     -----------

           ENTERTAINMENT SOFTWARE - 0.69%
 34,816       Electronic Arts, Inc.*                                   2,924,544
104,700       The 3DO Co. *                                              952,142
                                                                     -----------
                                                                       3,876,686
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
 SHARES                                                             MARKET VALUE
          COMMON STOCK - (CONTINUED)
           FINANCE - INVESTMENT BANKER/BROKER - 1.79%
107,439       Goldman Sachs Group, Inc.                             $10,119,465
                                                                    -----------

           GOLD MINING - 0.06%
 33,138       Placer Dome, Inc.                                         356,234
                                                                    -----------

           HOTELS & MOTELS - 0.83%
199,610       Starwood Hotels & Resorts Worldwide, Inc.               4,690,835
                                                                    -----------

           INTERNET CONTENT - 3.33%
 83,285       Go.com *                                                1,978,019
 55,922       Hollywood.com, Inc. *                                   1,062,518
 75,573       SportsLine.com, Inc. *                                  3,788,097
 27,704       Yahoo!, Inc.*                                          11,987,188
                                                                    -----------
                                                                     18,815,822
                                                                    -----------

           INTERNET SOFTWARE - 2.61%
120,628       At Home Corp., Series A *                               5,171,926
 51,013       Exodus Communications, Inc. *                           4,530,618
 56,586       Inktomi Corp. *                                         5,022,007
                                                                    -----------
                                                                     14,724,551
                                                                    -----------

           LEISURE & RECREATION/GAMING - 0.18%
322,319       AMF Bowling, Inc.*                                      1,007,247
                                                                    -----------

           MACHINERY - GENERAL INDUSTRIAL - 0.98%
 23,095       Mannesmann AG-Sponsored ADR                             5,544,001
                                                                    -----------

           MONEY CENTER BANKS - 1.43%
  6,152       Bayerische Hypovereinsbank-Sponsored ADR                  418,065
 83,432       Deutsche Bank AG - Sponsored ADR                        7,011,876
 12,354       Dresdner Bank AG - Sponsored ADR                          668,660
                                                                    -----------
                                                                      8,098,601
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
 SHARES                                                             MARKET VALUE
          COMMON STOCK - (CONTINUED)
           MULTIMEDIA - 10.09%
267,358       CBS Corp.*                                             $17,094,336
342,782       Cox Communications, Inc., Class A*                      17,653,273
 92,743       Time Warner, Inc.                                        6,706,525
158,014       Viacom Inc., Class B *                                   9,550,050
203,939       Walt Disney Co.                                          5,965,215
                                                                     -----------
                                                                      56,969,399
                                                                     -----------

           MUSIC/CLUBS - 1.11%
173,016       SFX Entertainment, Inc.*                                 6,261,085
                                                                     -----------

           NETWORKING PRODUCTS - 0.66%
 34,983       Cisco Systems, Inc.*                                     3,747,554
                                                                     -----------

           RADIO - 1.92%
 43,293       Grupo Radio Centro SA - Sponsored ADR *                    362,579
225,709       Infinity Broadcasting Corp., Class A *                   8,167,957
 22,012       Sirius Satellite Radio, Inc.*                              979,534
 17,693       Westwood One, Inc.*                                      1,344,668
                                                                     -----------
                                                                      10,854,738
                                                                     -----------

           REAL ESTATE DEVELOPMENT - 0.47%
150,767       Trizec Hahn Corp.                                        2,544,193
 18,141       Vornado Operating, Inc. *                                  108,846
                                                                     -----------
                                                                       2,653,039
                                                                     -----------

           REAL ESTATE INVESTMENT TRUST - HOTEL/RESTAURANT - 0.40%
271,510       Host Marriott Corp.                                      2,239,958
                                                                     -----------

           REAL ESTATE INVESTMENT TRUST - OFFICE PROPERTY - 1.20%
218,205       Boston Properties, Inc.                                  6,791,631
                                                                     -----------

           REAL ESTATE INVESTMENT TRUST - SHOPPING CENTERS - 1.37%
237,325       Vornado Realty Trust                                     7,713,062
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
 SHARES                                                             MARKET VALUE
          COMMON STOCK - (CONTINUED)
           RETAIL - APPAREL/SHOES - 1.24%
152,508       The Gap, Inc.                                         $ 7,015,368
                                                                    -----------

           RETAIL - DRUG STORE - 0.12%
 58,878       Rite Aid Corp.                                            655,018
                                                                    -----------

           RETAIL - INTERNET - 3.35%
100,204       Amazon.com, Inc.                                        7,628,030
 11,006       CDnow, Inc. *                                             108,684
 20,675       Drugstore.com, Inc. *                                     748,187
 36,500       eBay, Inc. *                                            4,569,362
111,032       Tickemaster Online - CitySearch, Inc., Class B *        4,267,848
 96,087       Webvan Group, Inc.*                                     1,585,435
                                                                    -----------
                                                                     18,907,546
                                                                    -----------

           RETAIL - RESTAURANTS - 1.28%
179,118       McDonald's Corp.                                        7,220,784
                                                                    -----------

           SATELLITE TELECOMMUNICATIONS - 4.43%
 35,121       EchoStar Communications Corp., Class A *                3,424,298
252,252       Globalstar Telecommunications Ltd.*                    11,099,088
430,171       Loral Space & Communications Ltd.*                     10,458,747
                                                                    -----------
                                                                     24,982,133
                                                                    -----------

           TELECOMMUNICATIONS EQUIPMENT - 18.50%
592,923       QUALCOMM, Inc.*                                       104,428,563
                                                                    -----------

           TELECOMMUNICATIONS SERVICES - 3.46%
114,258       NTL, Inc.*                                             14,253,717
106,232       Time Warner Telecom, Inc., Class A*                     5,305,013
                                                                    -----------
                                                                     19,558,730
                                                                    -----------

           TELEPHONE - INTEGRATED - 3.99%
442,779       AT&T Corp.                                             22,498,904
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
 SHARES                                                             MARKET VALUE
           COMMON STOCK - (CONTINUED)
            TELEVISION - 0.51%
 29,181        Pegasus Communications Corp.*                       $  2,852,443
                                                                   ------------

            TRANSPORT SERVICES - 1.05%
 85,854        United Parcel Service, Inc., Class B*                  5,923,926
                                                                   ------------

            TOTAL COMMON STOCK (COST $288,438,956)                  629,303,115
                                                                   ============

 Number of
 Contracts
           CALL OPTIONS - 2.01%
            AUDIO/VIDEO PRODUCTS - 0.17%
    378        Gemstar International Group Ltd., 01/22/00, $45.00       973,350
                                                                   ------------

            CELLULAR TELECOMMUNICATIONS - 0.19%
    216        Sprint Corp. (PCS Group), 02/19/00, $65.00               823,500
    216        Vodafone AirTouch PLC Sponsored ADR, 01/22/00, $40.00    226,800
                                                                   ------------
                                                                      1,050,300
                                                                   ------------

            COMPUTER SOFTWARE - 0.02%
     59        Microsoft Corp., 01/22/00, $95.00                        133,488
                                                                   ------------

            DIVERSIFIED OPERATIONS - 0.11%
    594        Seagram Co., Ltd., 02/19/00, $35.00                      608,850
                                                                   ------------

            ENTERPRISE SOFTWARE/SERVICE - 1.14%
    432        Oracle Corp., 01/22/00, $50.00                         2,683,800
    864        Oracle Corp., 01/22/00, $70.00                         3,715,200
                                                                   ------------
                                                                      6,399,000
                                                                   ------------

            GOLD MINING - 0.03%
    432        Placer Dome, Inc., 01/22/00, $7.50                       140,400
    432        Placer Dome, Inc., 01/22/00, $10.00                       51,321
                                                                   ------------
                                                                        191,721
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
    NUMBER OF                                                       MARKET VALUE
    CONTRACTS
          CALL OPTIONS (CONTINUED)
           MULTIMEDIA - 0.35%
    408       CBS Corp., 01/22/00, $40.00                         $    953,700
    408       Viacom Inc., Class B, 01/22/00, $35.00                 1,035,300
                                                                  ------------
                                                                     1,989,000
                                                                  ------------

           TOTAL CALL OPTIONS (COST $7,077,154)                     11,345,709
                                                                  ============

           PUT OPTIONS -  0.01%
           STOCK INDEX - 0.01%
    324       S & P 100, 01/22/00, $710.00                              76,950
                                                                  ------------

           TOTAL PUT OPTIONS (COST $227,772)                            76,950
                                                                  ============

           TOTAL INVESTMENTS (COST $295,743,882) - 113.50%         640,725,774

           OTHER ASSETS, LESS LIABILITIES - (13.50%)               (76,243,222)
                                                                  ------------
           NET ASSETS - 100.00%                                   $564,482,552
                                                                  ============

    (a) Partially held in a pledged account by the custodian as collateral for loan payable.
    *   Non-income producing security.

The accompanying notes are an integral part of these financial statements.